UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002106318

JGW ABS TRUST 2026-DR-B

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002106319

Central Index Key Number of underwriter (if applicable): Not Applicable

Lori L. Lasher, (484) 434-2350

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

EXPLANATORY NOTE

This FORM ABS-15G/A amends the FORM ABS-15G filed on January 22, 2026 (the “Original Form ABS-15G”) (See Accession Number: 0001193125-26-019292). The purpose of this FORM ABS-15G/A is to (i) update the legal name of the issuing entity from JGW ABS Trust 2026-DR-A to JGW ABS Trust 2026-DR-B and (ii) replace Exhibit 99.1 and provide updated disclosures regarding third-party due diligence findings.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated August 14, 2026, of BDO USA, P.C., obtained by the issuer, which report sets forth the findings and conclusions, as applicable, of BDO USA, P.C. with respect to certain agreed-upon procedures performed by BDO USA, P. C.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

JGW ABS Master Depositor Trust (Securitizer, Depositor or Underwriter)

By: JGW Debt Settlement, LLC (Sponsor)

Date August 17, 2026

/s/ Dwight Perry	(Signature)*
Name: Dwight Perry
Title: Chief Financial Officer

Exhibit 99.1  Report of Independent Accountants on Applying Agreed-upon Procedures, dated August 14, 2026.